Exhibit 99.5

Property Code	Guideline	Waived At	Comment
VNTV202610155	LTARV	2026-07-16 02:43:51 PM	Per Vontive- Made an exception to go past Redacted LTARV due to borrower experience, 740+ FICO, and a low LTC
VNTV202610196	LTC	2026-07-21 01:11:29 PM	Per Vontive- made an exception here due to the property location and borrower's high FICO
VNTV202610033	Term	2026-04-09 04:49:25 PM	Per vontive- Made an exception to Term due to borrower experience and size of deal
VNTV202610062	LTC	2026-04-07 08:04:15 PM	Per Vontive- Made an exception to LTC due to the MSA
VNTV202610055	LTARV	2026-04-09 04:36:48 PM	Per vontive- Allowed Redacted LTARV due to the MSA.
VNTV202610208	No Lending	2026-08-06 04:21:44 PM	Per Vontive exception made due to borrower high FICO and high liquidity
VNTV202610121	LTC	2026-04-09 04:14:14 PM	Per Vontive- Made an exception due to the borrower only finishing an existing area
VNTV202610069	LTARV	2026-04-09 04:38:17 PM	Per vontive- We allowed for Redacted LTARV due to experience an MSA
VNTV202610090	LTP/LTV	2026-04-09 04:22:59 PM	Per vontive- made an exception to go up to Redacted LTV due to the borrower experience
VNTV202610134	LTC	2026-04-29 10:04:46 PM	Per Vontive- made an exception due to the borrower's high fico, the borrower hiring a GC Vontive are comfortable with, and the project being done in the Redacted
VNTV202610142	LTARV	2026-04-28 04:44:03 PM	Per Vontive- Made an exception for LTARV due to the MSA and borrower's FICO
VNTV202610114	FICO	2026-04-28 04:37:12 PM	Per Vontive- Made an exception to FICO due to low LTC, low LTARV< and the borrower being experienced
VNTV202610166	LTARV	2026-06-04 09:09:47 PM	Per Vontive- made an exception to go up Redacted LTARV due to the borrower's experience
VNTV202610163	LTARV	2026-06-23 06:03:10 PM	Per Vontive- Made an exception for Redacted LTARV for Tier 3 due to the MSA and the low LTC
VNTV202610205	FICO	2026-07-28 02:06:46 PM	Per Vontive- FICO waived due to borrower high liquidity
VNTV202610160	LTARV	2026-06-30 02:26:24 PM	Per Vontive- Made an exception to go past Redacted LTARV due to the borrower's experience
VNTV202610191	LTC	2026-07-29 06:43:24 PM	Per Vontive- Exception made due to borrower tier 0 status and deal being non complex rehab with just high end finishes
VNTV202610191	LTARV	2026-07-29 06:43:34 PM	Per Vontive- Exception made due to borrower tier 0 status and deal being non complex rehab with just high end finishes
VNTV202610128	LTC	2026-08-04 02:14:51 PM	Per Vontive- Exception made due to FICO, Liquidity, low attachment, core market, Suburban on appraisal, current and past client
VNTV202610147	LTARV	2026-07-28 02:23:25 PM	Per Vontive- Made an exception on LTARV due to renovations treated as cosmetic and borrower tier 1 status
VNTV202610178	LTC	2026-07-28 02:47:01 PM	Per Vontive- LTC excpetion made due to borrower high FICO and property address
VNTV202610204	FICO	2026-08-04 02:16:21 PM	Per Vontive- FICO exception made due to borrower experience and property location
VNTV202610218	Term	2026-08-14 04:59:10 PM	Per Vontive- Exception made due to borrower having completed 26 projects (Tier 0) with a 788 FICO and high liquidity.
VNTV202610178	LTARV	2026-07-28 02:47:16 PM	Per Vontive- LTARV excpetion made due to borrower high FICO and property address
VNTV202610199	LTARV	2026-07-07 05:39:48 PM	Per Vontive- LTARV exception due to experience
VNTV202610127	FICO	2026-08-04 03:03:49 PM	Per Vontive- exception made due to high liquidity and ownership of property
VNTV202610201	No Lending	2026-09-01 02:04:03 PM	Per Vontive- Exception made due to borrower high FICO and experience.
VNTV202610253	LTARV	2026-09-02 06:32:42 PM	Per Vontive- Exception made due to high liqudity, repeat borrower, and two PG's with FICO over 760
VNTV202610202	Term	2026-07-13 08:33:33 PM	Per Vontive- made an exception to the term due to the borrower experience
VNTV202610150	LTC	2026-05-15 09:16:04 PM	Per Vontive- Made an LTC exception due to High Fico
VNTV202610087	LTARV	2026-04-07 07:59:17 PM	Per Vontive- We made an exception to LTARV due to the borrowers experience
VNTV202610121	LTARV	2026-04-09 04:14:31 PM	Per Vontive- Made an exception due to the borrower only finishing an existing area
VNTV202610062	LTARV	2026-04-09 04:39:24 PM	Per vontive- Made an LTARV Exception due to Redacted location
VNTV202610086	LTC	2026-04-07 07:49:27 PM	Per Vontive- made due to low LTARV, high fico
VNTV202610047	LTP/LTV	2026-05-18 07:08:23 PM	Per Vontive- Exception was made due to location and fico
VNTV202610066	LTARV	2026-04-09 04:25:19 PM	Per Vontive- made an exception to go up to Redacted LTARV due to the MSA
VNTV202610051	LTARV	2026-04-09 04:31:23 PM	Per Vontive- Made an exception to go up to Redacted LTARV due to borrower experience
VNTV202610132	LTARV	2026-05-04 03:10:15 PM	Per Vontive- made an exception on LTARV due to the borrower's high FICO, experience, the low LTC, and being in the Redacted MSA.
VNTV202610058	FICO	2026-08-04 03:04:27 PM	Per Vontive- exception made due to borrower tier 1 status, past client, and perfect payment history with Vontive
VNTV202610266	LTARV	2026-09-29 09:00:07 PM	Per Vontive- Exception made due to borrower tier 0 status and high liquidity.
VNTV202610039	LTC	2026-04-09 04:42:24 PM	Per vontive- allowed for Redacted LTC due to the borrower being a repeat client
VNTV202610277	LTC	2026-10-02 08:05:50 PM	Per Vontive: Exception made because borrower is Tier 0 with Redacted years. Guarantor FICO is 772, with clear OFAC and background.
VNTV202610231	FICO	2026-10-02 08:10:14 PM	Per Vontive: Exception made due to repeat borrower and high liquidity
VNTV202610231	LTC	2026-10-02 08:10:24 PM	Per Vontive-Exception made due to repeat borrower and high liquidity
VNTV202610103	LTARV	2026-10-05 05:49:29 PM	Exception made due to borrower high FICO and high liquidity.
VNTV202610246	LTC	2026-10-05 09:23:17 PM	Per Vontive: Exception made due to borrower high FICO and property location
VNTV202610239	LTC	2026-09-10 04:34:50 PM	Per Vontive- exception made due to borrower tier 0 status, high FICO, repeat borrower
VNTV202610238	LTARV	2026-09-10 03:28:58 PM	Per Vontive- exception made due to borrower high FICO and tier 0 status
VNTV202610167	FICO	2026-09-10 09:53:05 PM	Per Vontive- Exception made due to borrower experience and property location
VNTV202610254	LTARV	2026-09-15 02:32:21 PM	Per Vontive- exception made due to borrower high FICO and tier 0 status
VNTV202610220	LTARV	2026-09-10 04:35:16 PM	Per Vontive- exception made due to high FICO and repeat borrower
VNTV202610247	LTC	2026-09-15 02:34:43 PM	Per Vontive- exception made due to borrower high FICO and property location
VNTV202610216	FICO	2026-09-15 02:32:59 PM	Per Vontive- Exception made due to borrower experience and high liquidity
VNTV202610232	FICO	2026-09-10 10:03:48 PM	Per Vontive- exception made due to borrower tier 0 status, experience, and property location
VNTV202610225	LTC	2026-09-21 03:51:39 PM	Per Vontive- exception made due to borrower high liquidity and property location
VNTV202610232	LTARV	2026-09-10 10:03:54 PM	per Vontive- exception made due to borrower tier 0 status, experience, and property location
VNTV202610251	LTARV	2026-09-21 03:52:21 PM	Per Votnive- exception made due to borrower tier 0 status and high FICO
VNTV202610247	LTARV	2026-09-15 02:34:59 PM	Per Vontive- exception made due to borrower high FICO and property location
VNTV202610021	Term	2025-09-19 07:48:57 PM	Per Vontive
The term sheet and note (section 2a) show a maturity date of Redacted which is in the tape. For avoidance of doubt with an exception, the borrower got a rate and term refinance at Redacted and is a tier 1 borrower with a 746 FICO. The borrower wanted to get a tenant in and have flexibility to get the right rate on the 30 year refinance.
VNTV202610250	LTARV	2026-09-15 02:41:24 PM	Per Vontive- exception made due to borrower high FICO and liquidity.
VNTV202610026	FICO	2026-10-01 09:24:15 PM	Per Vontive: exception made due to borrower tier 0 status and property location
VNTV202610276	LTC	2026-10-05 09:24:32 PM	Per Vontive: exception made due to borrower high FICO and high liquidity.
VNTV202610276	LTARV	2026-10-05 09:24:37 PM	Per Vontive: exception made due to borrower high FICO and high liquidity.
VNTV202610213	LTARV	2026-08-21 02:15:11 PM	Per Vontive- were comfortable going up to Redacted LTARV due to the borrower experience, being in the Redacted market, and their liquidity balance
VNTV202610027	FICO	2026-10-01 09:28:58 PM	Per Vontive: Exception made due to borrower tier 0 status and high liquidity.